CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Corporation Information And Basis Of Presentation Of Consolidated Financial Statements [Abstract]
CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
1.	CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

SKY SOLAR HOLDINGS, LTD. was incorporated on August 19, 2013 as an exempted company with limited liability in the Cayman Islands under the Companies Law of the Cayman Islands. Concurrent with the establishment of SKY SOLAR HOLDINGS, LTD., it became the holding company of Sky Solar Power Ltd., which is a limited liability entity incorporated in the British Virgin Islands (“BVI”) and its subsidiaries (together with SKY SOLAR HOLDINGS, LTD. hereinafter collectively referred to as the “Company”). Sky Solar Holdings Co., Ltd. (“Sky Solar Holdings”) which is controlled by Mr. Su Weili, was the holding company of Sky Solar Power Ltd. immediately before the establishment of the Company. The immediate holding company of the Company is Sky Power Group Ltd., which was incorporated on June 24, 2013 as an exempted company with limited liability in the Cayman Islands. The ultimate holding company is Flash Bright Power Ltd., which is a private limited entity established in the BVI and is controlled by Mr. Su. Accordingly, the assets and liabilities of the Company are the same immediately before and after the reorganization. This legal reorganization, whereby the Company and Sky Power Group Ltd. were established as intermediate entities between Sky Solar Holdings and Sky Solar Power Ltd., through a one-to-one share swap, has been accounted for as a reorganization of entities under common control. The assets and liabilities of the Company are the same immediately before and after the legal reorganization and the financial statements of the Company have been presented as if the legal reorganization was consummated on the first date of the periods presented. The Company completed its IPO on the NASDAQ on November 13, 2014, with Capital Market symbol of “SKYS”. In October 2019, pursuant to an amended and restated stock purchase agreement dated October 21, 2019, Mr. Su Weili completed the transaction to sell all his shares to Japan NK Investment K.K, through Flash Bright Power Ltd., a British Virgin Islands company that is wholly owned by the trust of Mr. Weili Su. As a result, Japan NK Investment K.K., which is controlled by Mr. Rui Chen, holds 152,107,954 ordinary shares of us, representing 36.3% of the total shareholding and is the largest shareholder.

The Company is an investment holding company. The subsidiaries of the Company are principally engaged in the following activities: (i) sell electricity generated from solar parks owned by the Company as independent power producer (“IPP”); (ii) provide engineering, construction and procurement services (“EPC”); (iii) provide operating and maintenance services for solar parks (“Provision of O&M services”); (iv) sales of solar modules and (v) build and transfer of solar parks (“BT”).

The consolidated financial statements are presented in United States dollars (“US$”), which is the functional currency of the Company. The functional currencies of the subsidiaries of the Company are the currencies in which the transactions of principal operations of each subsidiary are predominantly denominated.